LINES OF CREDIT AND FHLB ADVANCES (FY) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Fund	Jun. 30, 2018 USD ($)	Dec. 31, 2016 USD ($)
Lines of Credit and FHLB Advances [Abstract]
Reverse repurchase agreement	$ 10,000
Scheduled maturities of advances from FHLB [Abstract]
Total	$ 23,600 [1]	$ 16,100	$ 14,100
Federal Home Loan Bank Advances One [Member]
Scheduled maturities of advances from FHLB [Abstract]
Maturity date	Feb. 21, 2017
Interest rate	0.63%
Due in year one			2,100
Federal Home Loan Bank Advances Two [Member]
Scheduled maturities of advances from FHLB [Abstract]
Maturity date	Jan. 29, 2018
Interest rate	1.41%
Due in year one	$ 3,500
Due in year two			0
Federal Home Loan Bank Advances Three [Member]
Scheduled maturities of advances from FHLB [Abstract]
Maturity date	Feb. 05, 2018
Interest rate	1.27%
Due in year one	$ 4,000
Due in year two			0
Federal Home Loan Bank Advances Four [Member]
Scheduled maturities of advances from FHLB [Abstract]
Maturity date	Mar. 29, 2018
Interest rate	1.88%
Due in year one	$ 2,000
Due in year two			2,000
Federal Home Loan Bank Advances Five [Member]
Scheduled maturities of advances from FHLB [Abstract]
Maturity date	Feb. 22, 2019
Interest rate	1.17%
Due in year two	$ 10,000
Due in year three			10,000
Federal Home Loan Bank Advances Six [Member]
Scheduled maturities of advances from FHLB [Abstract]
Maturity date	Apr. 23, 2019
Interest rate	1.75%
Due in year two	$ 2,100
Due in year three			0
Federal Home Loan Bank Advances Seven [Member]
Scheduled maturities of advances from FHLB [Abstract]
Maturity date	Aug. 23, 2027
Interest rate	0.99%
Due after year five	$ 2,000		0
Unsecured Federal Funds Lines of Credit [Member]
Lines of Credit and FHLB Advances [Abstract]
Number of lines of credit available | Fund	3
Maximum borrowing capacity	$ 14,000
Borrowings outstanding	$ 0		0
Federal Home Loan Bank of Atlanta [Member]
Lines of Credit and FHLB Advances [Abstract]
Collateral pledged, percentage of assets	25.00%
Outstanding advances and letters of credit	$ 28,600		$ 14,100
Collateral pledged	99,489
Total credit line	68,344
Federal Home Loan Bank of Atlanta [Member] | Letter of Credit [Member]
Lines of Credit and FHLB Advances [Abstract]
Maximum borrowing capacity	$ 5,000
Maturity date	Dec. 19, 2018

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.